Pro Forma Information (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended					1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2012 property	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 property	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2012 Acquisition	Dec. 31, 2011 Acquisition	Jan. 31, 2012 Unsecured term loan	Dec. 31, 2012 Unsecured term loan	Dec. 31, 2012 Unsecured revolving credit facility	Dec. 31, 2011 Unsecured revolving credit facility
Pro Forma Information
Number of properties purchased		13				16				13	16
Aggregate purchase price of properties purchased, excluding acquisition costs										$ 213,974	$ 444,050		$ 213,974
Number of shares issued	7,500,000										6,500,000
Term loan															350,000	350,000
Assumption of debt						49,395					49,395
Maximum borrowing capacity on revolving credit facility																	550,000	500,000
Pro forma results of operations
Total Revenues										227,753	233,067
Net Income										56,747	59,744
Per Share data:
Net Income (in dollars per share)										$ 1.04	$ 1.10
Recognized revenues		55,850	53,593	49,808	49,997	51,106	45,243	41,451	38,579	209,247	176,379	116,345	62,380	22,951
Operating income										$ 67,066	$ 57,528	$ 38,925	$ 19,219	$ 4,947